Average Annual Total Returns	Prospectus #1 Delaware Corporate Bond Fund Bloomberg US Corporate Investment Grade Index 1 year	Prospectus #1 Delaware Corporate Bond Fund Bloomberg US Corporate Investment Grade Index 5 years	Prospectus #1 Delaware Corporate Bond Fund Bloomberg US Corporate Investment Grade Index 10 years	Prospectus #1 Delaware Corporate Bond Fund Class A 1 year	Prospectus #1 Delaware Corporate Bond Fund Class A 5 years	Prospectus #1 Delaware Corporate Bond Fund Class A 10 years	Prospectus #1 Delaware Corporate Bond Fund Class A After Taxes on Distributions 1 year	Prospectus #1 Delaware Corporate Bond Fund Class A After Taxes on Distributions 5 years	Prospectus #1 Delaware Corporate Bond Fund Class A After Taxes on Distributions 10 years	Prospectus #1 Delaware Corporate Bond Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #1 Delaware Corporate Bond Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #1 Delaware Corporate Bond Fund Class A After Taxes on Distributions and Sales 10 years	Prospectus #1 Delaware Corporate Bond Fund Class C 1 year	Prospectus #1 Delaware Corporate Bond Fund Class C 5 years	Prospectus #1 Delaware Corporate Bond Fund Class C 10 years	Prospectus #1 Delaware Corporate Bond Fund Class R 1 year	Prospectus #1 Delaware Corporate Bond Fund Class R 5 years	Prospectus #1 Delaware Corporate Bond Fund Class R 10 years	Prospectus #1 Delaware Corporate Bond Fund Institutional Class 1 year	Prospectus #1 Delaware Corporate Bond Fund Institutional Class 5 years	Prospectus #1 Delaware Corporate Bond Fund Institutional Class 10 years	Prospectus #1 Delaware Corporate Bond Fund Class R6 1 year	Prospectus #1 Delaware Corporate Bond Fund Class R6 Lifetime	Prospectus #1 Delaware Corporate Bond Fund Class R6 Inception Date	Prospectus #1 Delaware Extended Duration Bond Fund Bloomberg Long US Corporate Index 1 year	Prospectus #1 Delaware Extended Duration Bond Fund Bloomberg Long US Corporate Index 5 years	Prospectus #1 Delaware Extended Duration Bond Fund Bloomberg Long US Corporate Index 10 years	Prospectus #1 Delaware Extended Duration Bond Fund Class A 1 year	Prospectus #1 Delaware Extended Duration Bond Fund Class A 5 years	Prospectus #1 Delaware Extended Duration Bond Fund Class A 10 years	Prospectus #1 Delaware Extended Duration Bond Fund Class A After Taxes on Distributions 1 year	Prospectus #1 Delaware Extended Duration Bond Fund Class A After Taxes on Distributions 5 years	Prospectus #1 Delaware Extended Duration Bond Fund Class A After Taxes on Distributions 10 years	Prospectus #1 Delaware Extended Duration Bond Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #1 Delaware Extended Duration Bond Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #1 Delaware Extended Duration Bond Fund Class A After Taxes on Distributions and Sales 10 years	Prospectus #1 Delaware Extended Duration Bond Fund Class C 1 year	Prospectus #1 Delaware Extended Duration Bond Fund Class C 5 years	Prospectus #1 Delaware Extended Duration Bond Fund Class C 10 years	Prospectus #1 Delaware Extended Duration Bond Fund Class R 1 year	Prospectus #1 Delaware Extended Duration Bond Fund Class R 5 years	Prospectus #1 Delaware Extended Duration Bond Fund Class R 10 years	Prospectus #1 Delaware Extended Duration Bond Fund Institutional Class 1 year	Prospectus #1 Delaware Extended Duration Bond Fund Institutional Class 5 years	Prospectus #1 Delaware Extended Duration Bond Fund Institutional Class 10 years	Prospectus #1 Delaware Extended Duration Bond Fund Class R6 1 year	Prospectus #1 Delaware Extended Duration Bond Fund Class R6 Lifetime	Prospectus #1 Delaware Extended Duration Bond Fund Class R6 Inception Date	Prospectus #2 Delaware Floating Rate Fund S&P/LSTA Leveraged Loan Index 1 year	Prospectus #2 Delaware Floating Rate Fund S&P/LSTA Leveraged Loan Index 5 years	Prospectus #2 Delaware Floating Rate Fund S&P/LSTA Leveraged Loan Index Lifetime	Prospectus #2 Delaware Floating Rate Fund Class A 1 year	Prospectus #2 Delaware Floating Rate Fund Class A 5 years	Prospectus #2 Delaware Floating Rate Fund Class A Lifetime	Prospectus #2 Delaware Floating Rate Fund Class A After Taxes on Distributions 1 year	Prospectus #2 Delaware Floating Rate Fund Class A After Taxes on Distributions 5 years	Prospectus #2 Delaware Floating Rate Fund Class A After Taxes on Distributions Lifetime	Prospectus #2 Delaware Floating Rate Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #2 Delaware Floating Rate Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #2 Delaware Floating Rate Fund Class A After Taxes on Distributions and Sales Lifetime	Prospectus #2 Delaware Floating Rate Fund Class C 1 year	Prospectus #2 Delaware Floating Rate Fund Class C 5 years	Prospectus #2 Delaware Floating Rate Fund Class C Lifetime	Prospectus #2 Delaware Floating Rate Fund Class R 1 year	Prospectus #2 Delaware Floating Rate Fund Class R 5 years	Prospectus #2 Delaware Floating Rate Fund Class R Lifetime	Prospectus #2 Delaware Floating Rate Fund Institutional Class 1 year	Prospectus #2 Delaware Floating Rate Fund Institutional Class 5 years	Prospectus #2 Delaware Floating Rate Fund Institutional Class Lifetime	Prospectus #3 Delaware High-Yield Opportunities Fund ICE BofA US High Yield Constrained Index 1 year	Prospectus #3 Delaware High-Yield Opportunities Fund ICE BofA US High Yield Constrained Index 5 years	Prospectus #3 Delaware High-Yield Opportunities Fund ICE BofA US High Yield Constrained Index 10 years	Prospectus #3 Delaware High-Yield Opportunities Fund Class A 1 year	Prospectus #3 Delaware High-Yield Opportunities Fund Class A 5 years	Prospectus #3 Delaware High-Yield Opportunities Fund Class A 10 years	Prospectus #3 Delaware High-Yield Opportunities Fund Class A After Taxes on Distributions 1 year	Prospectus #3 Delaware High-Yield Opportunities Fund Class A After Taxes on Distributions 5 years	Prospectus #3 Delaware High-Yield Opportunities Fund Class A After Taxes on Distributions 10 years	Prospectus #3 Delaware High-Yield Opportunities Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #3 Delaware High-Yield Opportunities Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #3 Delaware High-Yield Opportunities Fund Class A After Taxes on Distributions and Sales 10 years	Prospectus #3 Delaware High-Yield Opportunities Fund Class C 1 year	Prospectus #3 Delaware High-Yield Opportunities Fund Class C 5 years	Prospectus #3 Delaware High-Yield Opportunities Fund Class C 10 years	Prospectus #3 Delaware High-Yield Opportunities Fund Class R 1 year	Prospectus #3 Delaware High-Yield Opportunities Fund Class R 5 years	Prospectus #3 Delaware High-Yield Opportunities Fund Class R 10 years	Prospectus #3 Delaware High-Yield Opportunities Fund Institutional Class 1 year	Prospectus #3 Delaware High-Yield Opportunities Fund Institutional Class 5 years	Prospectus #3 Delaware High-Yield Opportunities Fund Institutional Class 10 years
Total	9.89%	6.74%	5.63%	6.34%	6.00%	5.51%	4.89%	4.46%	3.62%	3.70%	3.91%	3.44%	9.56%	6.17%	5.22%	10.93%	6.67%	5.74%	11.67%	7.24%	6.27%	11.60%	12.86%	Jan. 31, 2019	13.94%	10.25%	8.25%	9.31%	8.16%	7.84%	5.89%	6.02%	5.40%	6.15%	5.43%	5.13%	12.65%	8.36%	7.54%	14.35%	8.92%	8.08%	14.81%	9.46%	8.62%	14.88%	8.71%	May 02, 2016	3.12%	5.24%	4.32%	(0.47%)	3.20%	2.26%	(2.14%)	1.60%	1.06%	(0.33%)	1.74%	1.21%	0.67%	3.00%	1.78%	2.15%	3.51%	2.21%	2.55%	4.03%	2.80%	6.07%	8.42%	6.61%	2.15%	6.40%	5.11%	0.02%	4.03%	2.56%	1.17%	3.82%	2.77%	5.45%	6.65%	4.86%	6.98%	7.18%	5.39%	7.25%	7.72%	5.88%